EMPLOYEE BENEFITS (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	R$ (95.2)	R$ (94.3)	R$ (114.7)
Decrease in assumption	82.2	81.8	98.6
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	284.8	307.9	442.0
Decrease in assumption	(302.4)	(328.0)	(470.3)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(17.3)	(17.6)	(19.8)
Decrease in assumption	14.7	16.5	18.6
Actuarial assumption of life expectancy after retirement [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(201.0)	(221.5)	(287.6)
Decrease in assumption	R$ 196.1	R$ 213.5	R$ 279.5